Nature of business and organization (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Apr. 02, 2025	Nov. 30, 2023	Sep. 30, 2025	May 29, 2023	May 22, 2023	May 08, 2023
Defined Benefit Plan Disclosure [Line Items]
Shareholders Description		the shareholders of the Company and the Board of Directors of the Company approved a subdivision of each of the issued and unissued shares with a par value of US$0.0001 each into 100 shares with a par value of US$0.000001 each (the "Share Subdivision"), such that immediately following the Share Subdivision, the authorized share capital of the Company became US$50,000 divided into 50,000,000,000 ordinary shares of par value US$0.000001 each, and the issued and outstanding number of ordinary shares became 10,000,000. Upon completion of the Share Subdivision, 1,000,000,000 authorized but unissued ordinary shares with a par value of US$0.000001 each were re-designated and re-classified as 1,000,000,000 preference shares with a par value of US$0.000001 each (the "Re-designation"), such that immediately following the Re-designation, the authorized share capital of the Company became US$50,000 divided into (i) 49,000,000,000 ordinary shares of a par value of US$0.000001 each and (ii) 1,000,000,000 preference shares of a par value of US$0.000001 each.	the Board of Directors of the Company approved a subdivision of each of the issued and unissued shares with a par value of US$0.0001 each into 100 shares with a par value of US$0.000001 each, such that immediately following the Share Subdivision, the authorized share capital of the Company became US$50,000 divided into 50,000,000,000 ordinary shares of par value US$0.000001 each, and the issued and outstanding number of ordinary shares became 10,000,000. Upon completion of the Share Subdivision, 1,000,000,000 authorized but unissued ordinary shares with a par value of US$0.000001 each were re-designated and re-classified as 1,000,000,000 preference shares with a par value of US$0.000001 each (the “Re-designation”), such that immediately following the Re-designation, the authorized share capital of the Company became US$50,000 divided into (i) 49,000,000,000 ordinary shares of a par value of US$0.000001 each and (ii) 1,000,000,000 preference shares of a par value of US$0.000001 each.
Surrendered an aggregate shares			4,500,000
Surrendered an aggregate per value			$ 0.000001
[custom:InitialPublicOfferingIpoNetOfShareIssuanceCostsShares]	1,400,000
aggregate gross proceeds	$ 5,600,000
Chengdu Shanyou HVAC Engineering Co., Ltd. [Member]
Defined Benefit Plan Disclosure [Line Items]
Consideration Amount						$ 68,000
Shanyou H V A C [Member]
Defined Benefit Plan Disclosure [Line Items]
Consideration Amount					$ 1,700,000
Existing shareholders shares					70,000
Emerald Investments International L L C [Member]
Defined Benefit Plan Disclosure [Line Items]
Consideration Amount					$ 816,000
Existing shareholders shares					30,000
Chengdu Shanyou H V A C [Member]
Defined Benefit Plan Disclosure [Line Items]
Consideration Amount				$ 1,600,000